Trade and Other Receivables - Summary of Balance of Past Due But Not Impaired Trade Receivables (Detail) - Trade Receivables [Member] - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	$ 305,585,949	$ 323,286,022
Less Than Three Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	93,786,602	195,879,586
Between Three and Six Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	49,053,096	52,964,326
Between Six and Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	72,489,852	20,180,791
More Than Twelve Months [Member]
Disclosure Of Financial Assets That Are Past Due But Not Impaired [Line Items]
Trade Receivables	$ 90,256,399	$ 54,261,319